RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
RIGHT OF USE ASSETS
Schedule of carrying amounts of right-of use assets

Right of use
assets
Cost
Balance as at December 31, 2023	4,434
Additions	161
Modifications	836
Disposal	(633)
Effect of movement in exchange rates	79
Balance as at December 31, 2024	4,877
Additions	1,683
Modification	5
Disposal	(125)
Effect of movement in exchange rates	(148)
Balance as at December 31, 2025	6,292

Accumulated Depreciation
Balance as at December 31, 2023	1,201
Depreciation	806
Disposal	(633)
Effect of movement in exchange rates	(7)
Balance as at December 31, 2024	1,367
Depreciation	1,106
Disposal	(63)
Effect of movement in exchange rates	(93)
Balance as at December 31, 2025	2,317

Carrying Amount
Balance as at December 31, 2024	3,510
Balance as at December 31, 2025	3,975